As filed with the Securities and Exchange Commission on November 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Aerospace & Defense - 1.4%
Hexcel Corporation (a)	508,750	$12,220,175

Auto Components - 1.7%
Group 1 Automotive, Inc.	246,250	14,831,638

Banks - 8.7%
Community Bank System, Inc.	367,700	10,365,463
First Horizon National Corporation	1,153,375	11,107,001
Home Bancshares Inc.	268,825	9,164,244
Prosperity Bancshares, Inc.	232,425	9,905,954
Texas Capital Bancshares, Inc. (a)	312,800	15,549,288
UMB Financial Corporation	195,593	9,521,467
Umpqua Holdings Corporation	812,550	10,473,770
		76,087,187
Biotechnology - 0.3%
Exact Sciences Corp. (a)	200,479	2,207,274

Capital Markets - 1.3%
Greenhill & Co., Inc.	218,675	11,316,431

Commercial Services & Supplies - 0.8%
Insperity, Inc.	273,300	6,895,359

Communications Equipment - 5.7%
Brocade Communications Systems, Inc. (a)	1,197,850	7,085,283
Ciena Corporation (a)	654,225	8,897,460
Infinera Corporation (a)	1,043,500	5,718,380
Ixia (a)	625,250	10,047,768
Loral Space & Communications Inc.	120,475	8,565,772
NICE Systems Limited - ADR (a) (b)	294,175	9,772,493
		50,087,156
Consumer Finance - 1.9%
Cash America International, Inc.	172,900	6,668,753
First Cash Financial Services, Inc. (a)	216,301	9,952,009
		16,620,762
Containers & Packaging - 1.1%
Silgan Holdings Inc.	225,575	9,814,768

Electrical Equipment & Instruments - 4.6%
Belden Inc.	294,325	10,854,706
Franklin Electric Co., Inc.	192,015	11,614,987
Thermon Group Holdings Inc. (a)	372,800	9,316,272
Woodward Inc.	235,775	8,011,635
		39,797,600
Electronic Equipment & Instruments - 2.0%
FARO Technologies, Inc. (a)	117,800	4,867,496
Mercury Computer Systems, Inc. (a)	530,200	5,630,724
National Instruments Corporation	268,000	6,745,560
		17,243,780
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. (a)	160,925	7,314,041

Food & Drug Retailing - 1.0%
Casey's General Stores, Inc.	149,850	8,562,429

Health Care Equipment & Supplies - 6.8%
Cyberonics, Inc. (a)	227,250	11,912,445
DexCom Inc. (a)	700,900	10,534,527
Endologix, Inc. (a)	738,883	10,211,363
Integra LifeSciences Holdings (a)	263,350	10,823,685
MWI Veterinary Supply, Inc. (a)	131,100	13,985,748
The Spectranetics Corporation (a)	148,449	2,189,623
		59,657,391
Health Care Providers & Services - 4.8%
Computer Programs and Systems, Inc.	185,675	10,314,246
Health Management Associates Inc. - Class A (a)	1,096,160	9,196,783
HMS Holdings Corporation (a)	321,810	10,758,108
Team Health Holdings, Inc. (a)	427,275	11,591,971
		41,861,108
Household Durables - 2.1%
Select Comfort Corporation (a)	370,050	11,675,078
Tempur-Pedic International Inc. (a)	222,450	6,649,030
		18,324,108
Industrial Conglomerates - 1.7%
Raven Industries, Inc.	248,200	7,304,526
Rexnord Corp. (a)	396,425	7,222,863
		14,527,389
Insurance - 1.4%
AmTrust Financial Services, Inc.	469,990	12,041,144

Internet Software & Services - 2.2%
The Active Network, Inc. (a)	177,919	2,229,325
LivePerson, Inc. (a)	497,375	9,007,461
LogMeIn, Inc. (a)	345,025	7,738,911
		18,975,697
IT Consulting & Services - 0.8%
Acxiom Corporation (a)	378,620	6,917,388

Machinery - 6.5%
Actuant Corporation - Class A	385,950	11,045,889
Barnes Group Inc.	358,800	8,973,588
Chart Industries, Inc. (a)	102,300	7,554,855
CLARCOR Inc.	189,400	8,452,922
EnPro Industries, Inc. (a)	26,245	945,082
The Middleby Corporation (a)	103,200	11,934,048
Westport Innovations Inc. (a) (b)	285,521	7,948,905
		56,855,289
Marine - 1.0%
Kirby Corporation (a)	160,925	8,895,934

Media - 1.0%
Cinemark Holdings, Inc.	403,475	9,049,944

Metals & Mining - 3.3%
Carpenter Technology Corporation	192,675	10,080,756
Commercial Metals Company	717,450	9,470,340
Haynes International, Inc.	181,028	9,440,610
		28,991,706
Oil & Gas & Consumable Fuels - 6.0%
Approach Resources Inc. (a)	441,003	13,287,421
Gulfport Energy Corporation (a)	356,920	11,157,319
Kodiak Oil & Gas Corporation (a) (b)	949,775	8,889,894
Oasis Petroleum Inc. (a)	313,200	9,230,004
Rosetta Resources, Inc. (a)	194,553	9,319,089
		51,883,727
Pharmaceuticals - 2.4%
Akorn, Inc. (a)	724,324	9,575,563
Impax Laboratories, Inc. (a)	452,025	11,734,569
		21,310,132
Real Estate - 0.5%
FirstService Corporation (a) (b)	155,384	4,342,983

Semiconductor Equipment & Products - 1.1%
Cirrus Logic, Inc. (a)	260,200	9,989,078

Software - 6.5%
ACI Worldwide, Inc. (a)	264,675	11,185,165
Aspen Technology, Inc. (a)	601,000	15,535,850
Interactive Intelligence Group, Inc. (a)	330,600	9,934,530
MicroStrategy Incorporated - Class A (a)	79,187	10,616,601
Pegasystems Inc.	314,533	9,134,038
		56,406,184
Specialty Retail - 8.0%
bebe stores, inc.	1,033,800	4,962,240
DSW Inc. - Class A	183,800	12,263,136
Genesco Inc. (a)	167,725	11,192,289
GNC Holdings, Inc. - Class A	221,750	8,641,598
Hibbett Sports Inc. (a)	193,878	11,526,047
Monro Muffler Brake, Inc.	223,933	7,880,202
Sonic Automotive, Inc. - Class A	687,950	13,057,291
		69,522,803
Textiles, Apparel & Luxury Goods - 5.6%
The Children's Place Retail Stores, Inc. (a)	168,030	10,081,800
Crocs, Inc. (a)	531,400	8,613,994
Fifth & Pacific Companies, Inc. (a)	929,900	11,884,122
Oxford Industries, Inc.	84,125	4,748,856
The Warnaco Group, Inc. (a)	87,475	4,539,952
Wolverine World Wide, Inc.	204,250	9,062,573
		48,931,297
Thrifts & Mortgage Finance - 1.2%
Capitol Federal Financial Inc.	833,800	9,972,248

Trading Companies & Distributors - 3.3%
Beacon Roofing Supply, Inc. (a)	324,175	9,238,988
Kaman Corporation	260,225	9,331,668
WESCO International, Inc. (a)	176,200	10,078,640
		28,649,296
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (a)	824,400	5,622,408

TOTAL COMMON STOCKS
(Cost $661,980,725)		855,725,854

SHORT-TERM INVESTMENT - 2.0%
Money Market Fund (c) - 2.0%
Federated Government Obligations Fund - Institutional Shares, 0.02%	17,419,073	17,419,073

TOTAL SHORT-TERM INVESTMENT
(Cost $17,419,073)		17,419,073

Total Investments - 100.1%		873,144,927
(Cost $679,399,798)
Liabilities in Excess of Other Assets - (0.1)%		(1,063,649)
TOTAL NET ASSETS - 100.0%		$872,081,278

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$679,399,798
Gross unrealized appreciation	$212,207,565
Gross unrealized depreciation	(18,462,436)
Net unrealized appreciation	$193,745,129

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Small-Mid Cap Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Aerospace & Defense - 3.8%
BE Aerospace, Inc. (a)	101,470	$4,271,887
Hexcel Corporation (a)	196,980	4,731,460
		9,003,347
Auto Components - 2.6%
Gentex Corporation	147,810	2,514,248
Group 1 Automotive, Inc.	61,950	3,731,249
		6,245,497
Banks - 9.0%
Comerica Incorporated	161,150	5,003,707
First Horizon National Corporation	250,150	2,408,945
Prosperity Bancshares, Inc.	102,125	4,352,567
Texas Capital Bancshares, Inc. (a)	61,075	3,036,038
UMB Financial Corporation	71,250	3,468,450
Umpqua Holdings Corporation	257,875	3,324,009
		21,593,716
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	39,530	4,862,190

Chemicals - 2.2%
FMC Corporation	97,225	5,384,321

Communications Equipment - 2.6%
Ciena Corporation (a)	310,500	4,222,800
NICE Systems Limited - ADR (a) (b)	62,300	2,069,606
		6,292,406
Consumer Finance - 1.6%
First Cash Financial Services, Inc. (a)	83,375	3,836,084

Containers & Packaging - 1.0%
Silgan Holdings Inc.	56,575	2,461,578

Distributors - 2.3%
LKQ Corporation (a)	293,500	5,429,750

Electrical Equipment & Instruments - 4.4%
AMETEK, Inc.	145,305	5,151,062
Belden Inc.	146,775	5,413,062
		10,564,124
Electronic Equipment & Instruments - 3.3%
National Instruments Corporation	134,950	3,396,692
Trimble Navigation Limited (a)	93,925	4,476,465
		7,873,157
Health Care Equipment & Supplies - 4.3%
Cyberonics, Inc. (a)	48,325	2,533,197
IDEXX Laboratories, Inc. (a)	47,225	4,691,803
MWI Veterinary Supply, Inc. (a)	29,676	3,165,836
		10,390,836
Health Care Providers & Services - 6.1%
Catamaran Corporation (a) (b)	50,208	4,918,878
HMS Holdings Corporation (a)	145,870	4,876,434
Team Health Holdings, Inc. (a)	181,280	4,918,126
		14,713,438
Household Durables - 1.1%
Select Comfort Corporation (a)	85,700	2,703,835

Insurance - 2.0%
AmTrust Financial Services, Inc.	189,832	4,863,496

Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	122,150	4,673,459

Leisure Equipment & Products - 2.6%
Polaris Industries Inc.	76,190	6,161,485

Machinery - 7.8%
Actuant Corporation - Class A	142,025	4,064,756
CLARCOR Inc.	73,175	3,265,800
The Middleby Corporation (a)	31,650	3,660,006
Valmont Industries, Inc.	43,385	5,705,127
Westport Innovations Inc. (a) (b)	75,750	2,108,880
		18,804,569
Marine - 1.5%
Kirby Corporation (a)	63,575	3,514,426

Media - 1.3%
Cinemark Holdings, Inc.	141,200	3,167,116

Metals & Mining - 1.6%
Carpenter Technology Corporation	72,250	3,780,120

Oil & Gas & Consumable Fuels - 4.9%
Kodiak Oil & Gas Corporation (a) (b)	411,900	3,855,384
Oasis Petroleum Inc. (a)	88,875	2,619,146
Rosetta Resources, Inc. (a)	57,175	2,738,683
WPX Energy Inc. (a)	145,875	2,420,066
		11,633,279
Pharmaceuticals - 1.8%
Akorn, Inc. (a)	327,950	4,335,499

Semiconductor Equipment & Products - 1.8%
Cirrus Logic, Inc. (a)	110,660	4,248,237

Software - 9.1%
ACI Worldwide, Inc. (a)	112,900	4,771,154
ANSYS, Inc. (a)	71,650	5,259,110
Aspen Technology, Inc. (a)	149,350	3,860,698
Nuance Communications, Inc. (a)	100,100	2,491,489
TIBCO Software Inc. (a)	182,715	5,523,474
		21,905,925
Specialty Retail - 7.7%
Dick's Sporting Goods, Inc.	84,675	4,390,399
GNC Holdings, Inc. - Class A	113,411	4,419,627
Tractor Supply Company	48,785	4,824,348
Ulta Salon, Cosmetics & Fragrance, Inc.	48,750	4,694,868
		18,329,242
Textiles, Apparel & Luxury Goods - 2.5%
Fifth & Pacific Companies, Inc. (a)	270,950	3,462,741
Wolverine World Wide, Inc.	54,475	2,417,056
		5,879,797
Trading Companies & Distributors - 2.7%
Beacon Roofing Supply, Inc. (a)	105,425	3,004,613
WESCO International, Inc. (a)	59,710	3,415,412
		6,420,025
TOTAL COMMON STOCKS
(Cost $215,759,108)		229,070,954

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds (c) - 4.4%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	3,412,790	3,412,790
Federated Government Obligations Fund - Institutional Shares, 0.02%	7,036,588	7,036,588

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,449,378)		10,449,378

Total Investments - 100.0%		239,520,332
(Cost $226,208,486)
Other Assets in Excess of Liabilities - 0.0%		48,938
TOTAL NET ASSETS - 100.0%		$239,569,270

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$226,208,486
Gross unrealized appreciation	$18,421,216
Gross unrealized depreciation	(5,109,370)
Net unrealized appreciation	$13,311,846

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Equity Fund
Schedule of Investments
September 30, 2012 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Aerospace & Defense - 2.7%
Honeywell International Inc.	40,000	$2,390,000
Rockwell Collins, Inc.	25,400	1,362,456
		3,752,456
Auto Components - 1.5%
Gentex Corporation	125,000	2,126,250

Banks - 8.8%
Comerica Incorporated	63,000	1,956,150
Cullen/Frost Bankers, Inc.	38,350	2,202,440
Glacier Bancorp, Inc.	60,000	934,800
Hancock Holding Company	70,000	2,166,500
Prosperity Bancshares, Inc.	35,000	1,491,700
Texas Capital Bancshares, Inc. (a)	18,000	894,780
Wells Fargo & Company	70,000	2,417,100
		12,063,470
Beverages - 2.3%
The Coca-Cola Company	40,000	1,517,200
PepsiCo, Inc.	24,000	1,698,480
		3,215,680
Biotechnology - 2.6%
Amgen Inc.	20,000	1,686,400
Celgene Corporation (a)	25,000	1,910,000
		3,596,400
Chemicals - 6.1%
Airgas, Inc.	13,000	1,069,900
E. I. du Pont de Nemours and Company	45,000	2,262,150
FMC Corporation	52,000	2,879,760
Monsanto Company	24,000	2,184,480
		8,396,290
Commercial Services & Supplies - 0.7%
Waste Connections, Inc.	30,000	907,500

Communication Equipment - 0.6%
QUALCOMM, Inc.	12,400	774,876

Computers & Peripherals - 6.3%
Apple Inc.	5,000	3,336,300
EMC Corporation (a)	59,400	1,619,838
International Business Machines Corporation	12,000	2,489,400
NetApp, Inc. (a)	37,000	1,216,560
		8,662,098
Construction Materials - 1.6%
Martin Marietta Materials, Inc.	27,000	2,237,490

Containers & Packaging - 1.1%
Ball Corporation	36,550	1,546,430

Diversified Telecommunication Services - 0.7%
Verizon Communications Inc.	22,000	1,002,540

Electrical Equipment & Instruments - 3.8%
Emerson Electric Co.	37,600	1,814,952
Franklin Electric Co., Inc.	27,000	1,633,230
Roper Industries, Inc.	15,990	1,757,141
		5,205,323
Electronic Equipment & Instruments - 2.1%
National Instruments Corporation	49,300	1,240,881
Trimble Navigation Limited (a)	35,000	1,668,100
		2,908,981
Energy Equipment & Services - 0.5%
National Oilwell Varco Inc.	8,000	640,880

Food & Drug Retailing - 0.9%
Walgreen Company	33,000	1,202,520

Health Care Equipment & Supplies - 3.9%
Covidien plc (b)	30,000	1,782,600
DENTSPLY International Inc.	40,000	1,525,600
Thermo Fisher Scientific, Inc.	35,000	2,059,050
		5,367,250
Hotels, Restaurants & Leisure - 0.7%
Yum! Brands, Inc.	14,000	928,760

Household Durables - 3.2%
Jarden Corporation	60,000	3,170,400
Whirlpool Corporation	14,600	1,210,486
		4,380,886
Household Products - 4.4%
Colgate-Palmolive Company	8,600	922,092
Kimberly-Clark Corporation	30,000	2,573,400
The Procter & Gamble Company	36,810	2,553,142
		6,048,634
Industrial Conglomerates - 0.6%
Raven Industries, Inc.	30,000	882,900

Insurance - 0.9%
Prudential Financial, Inc.	24,000	1,308,240

Internet Catalog & Retail - 1.4%
Amazon.com, Inc. (a)	7,500	1,907,400

Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	45,000	1,721,700
Google Inc. - Class A (a)	3,000	2,263,500
		3,985,200
Machinery - 4.3%
Danaher Corporation	35,000	1,930,250
Pall Corporation	27,000	1,714,230
Valmont Industries, Inc.	17,000	2,235,500
		5,879,980
Marine - 1.8%
Kirby Corporation (a)	45,000	2,487,600

Media - 1.3%
Cinemark Holdings, Inc.	25,000	560,750
Time Warner Inc.	27,200	1,232,976
		1,793,726
Metals & Mining - 0.8%
Titanium Metals Corporation	90,000	1,154,700

Oil & Gas & Consumable Fuels - 9.4%
Cabot Oil & Gas Corporation	32,000	1,436,800
Chevron Corporation	9,500	1,107,320
ConocoPhillips	33,700	1,926,966
Devon Energy Corporation	29,000	1,754,500
EOG Resources, Inc.	15,100	1,691,955
Exxon Mobil Corporation	30,070	2,749,902
Noble Energy, Inc.	10,000	927,100
Range Resources Corporation	20,000	1,397,400
		12,991,943
Pharmaceuticals - 6.2%
Abbott Laboratories	40,000	2,742,400
Allergan, Inc.	10,000	915,800
Johnson & Johnson	35,000	2,411,850
Pfizer Inc.	100,000	2,485,000
		8,555,050
Road & Rail - 1.4%
Kansas City Southern	8,500	644,130
Union Pacific Corporation	11,000	1,305,700
		1,949,830
Software - 2.8%
Adobe Systems Incorporated (a)	45,000	1,460,700
Microsoft Corporation	43,000	1,280,540
Nuance Communications, Inc. (a)	45,000	1,120,050
		3,861,290
Specialty Retail - 5.4%
The Home Depot, Inc.	28,000	1,690,360
PetSmart, Inc.	32,000	2,207,360
Tiffany & Co.	25,000	1,547,000
Tractor Supply Company	20,000	1,977,800
		7,422,520
Textiles, Apparel & Luxury Goods - 1.2%
VF Corporation	10,000	1,593,600

TOTAL COMMON STOCKS
(Cost $97,839,161)		130,738,693

SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds (c) - 5.1%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	2,981,105	2,981,105
Federated Government Obligations Fund - Institutional Shares, 0.02%	4,039,966	4,039,966

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,021,071)		7,021,071

Total Investments - 100.0%		137,759,764
(Cost $104,860,232)
Liabilities in Excess of Other Assets - 0.0%		(56,723)
TOTAL NET ASSETS - 100.0%		$137,703,041

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$104,860,232
Gross unrealized appreciation	$34,472,732
Gross unrealized depreciation	(1,573,200)
Net unrealized appreciation	$32,899,532

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Balanced Fund
Schedule of Investments
September 30, 2012 (Unaudited)

COMMON STOCKS - 71.4%	Shares	Value
Aerospace & Defense - 1.3%
General Dynamics Corporation	1,400	$92,568
Rockwell Collins, Inc.	3,600	193,104
		285,672
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	2,600	186,082

Banks - 4.4%
Comerica Incorporated	9,500	294,975
Cullen/Frost Bankers, Inc.	3,900	223,977
Wells Fargo & Company	8,471	292,504
Zions Bancorporation	7,500	154,912
		966,368
Beverages - 2.2%
The Coca-Cola Company	5,800	219,994
PepsiCo, Inc.	3,600	254,772
		474,766
Biotechnology - 1.2%
Celgene Corporation (a)	3,400	259,760

Chemicals - 4.6%
Air Products and Chemicals, Inc.	1,900	157,130
Airgas, Inc.	3,000	246,900
E. I. du Pont de Nemours and Company	3,200	160,864
FMC Corporation	4,800	265,824
Monsanto Company	1,900	172,938
		1,003,656
Commercial Services & Supplies - 0.9%
Waste Management, Inc.	6,100	195,688

Communications Equipment - 0.5%
Harris Corporation	2,200	112,684

Computers & Peripherals - 5.6%
Apple Inc.	875	583,852
EMC Corporation (a)	7,400	201,798
International Business Machines Corporation	1,300	269,685
NetApp, Inc. (a)	5,500	180,840
		1,236,175
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	2,700	223,749

Containers & Packaging - 1.1%
Ball Corporation	5,700	241,167

Diversified Financial Services - 1.0%
JPMorgan Chase & Co.	5,500	222,640

Diversified Telecommunication Services - 1.3%
AT&T Inc.	7,400	278,980

Electrical Equipment & Instruments - 0.7%
Emerson Electric Co.	3,200	154,464

Electronic Equipment & Instruments - 0.9%
National Instruments Corporation	7,500	188,775

Energy Equipment & Services - 0.9%
Schlumberger Limited (b)	2,700	195,291

Food & Drug Retailing - 3.4%
CVS Caremark Corporation	4,700	227,574
Walgreen Company	5,500	200,420
Wal-Mart Stores, Inc.	4,300	317,340
		745,334
Health Care Equipment & Supplies - 2.1%
Covidien plc (b)	4,600	273,332
Thermo Fisher Scientific, Inc.	3,100	182,373
		455,705
Health Care Providers & Services - 2.4%
Catamaran Corporation (b)	2,972	291,167
Express Scripts Holding Company (a)	3,800	238,146
		529,313
Household Products - 2.9%
Colgate-Palmolive Company	2,200	235,884
Kimberly-Clark Corporation	2,100	180,138
The Procter & Gamble Company	3,100	215,016
		631,038
Industrial Conglomerates - 0.6%
General Electric Company	5,900	133,989

Insurance - 0.6%
Prudential Financial, Inc.	2,600	141,726

Internet Catalog & Retail - 1.5%
Amazon.com, Inc. (a)	1,300	330,616

Internet Software & Services - 2.6%
Akamai Technologies, Inc. (a)	5,100	195,126
Facebook, Inc. - Class A (a)	5,000	108,250
Google Inc. - Class A (a)	350	264,075
		567,451
IT Consulting & Services - 2.0%
Accenture plc - Class A (b)	3,200	224,096
Automatic Data Processing, Inc.	3,700	217,042
		441,138
Machinery - 2.3%
Danaher Corporation	4,900	270,235
Pall Corporation	3,800	241,262
		511,497
Media - 3.9%
CBS Corporation - Class B	6,200	225,246
DIRECTV (a)	3,300	173,118
Time Warner Inc.	5,800	262,914
The Walt Disney Company	4,000	209,120
		870,398
Metals & Mining - 0.6%
Commercial Metals Company	9,500	125,400

Multiline Retail - 0.7%
Kohl's Corporation	3,100	158,782

Oil & Gas & Consumable Fuels - 8.9%
Cabot Oil & Gas Corporation	5,000	224,500
Chevron Corporation	2,095	244,193
Devon Energy Corporation	2,400	145,200
EOG Resources, Inc.	1,900	212,895
Exxon Mobil Corporation	3,732	341,292
Pioneer Natural Resources Company	2,200	229,680
Range Resources Corporation	2,500	174,675
SM Energy Company	2,400	129,864
The Williams Companies, Inc.	7,700	269,269
		1,971,568
Personal Products - 0.6%
Avon Products, Inc.	8,500	135,575

Pharmaceuticals - 1.7%
Abbott Laboratories	4,100	281,096
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,500	103,525
		384,621
Software - 2.0%
Adobe Systems Incorporated (a)	6,700	217,482
Nuance Communications, Inc. (a)	9,000	224,010
		441,492
Specialty Retail - 2.1%
The Home Depot, Inc.	4,400	265,628
O'Reilly Automotive, Inc. (a)	2,300	192,326
		457,954
Textiles, Apparel & Luxury Goods - 1.0%
VF Corporation	1,400	223,104

Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial Inc.	19,500	233,220

TOTAL COMMON STOCKS
(Cost $10,395,812)		15,715,838

	Principal
CORPORATE BONDS - 27.1%	Amount	Value
Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
3.875%, 04/01/2014	$50,000	52,690

Banks - 1.9%
BB&T Corporation
2.050%, 04/28/2014
Callable 03/28/2014	200,000	204,419
Wells Fargo & Company:
3.750%, 10/01/2014	100,000	106,123
2.625%, 12/15/2016	100,000	105,916
		416,458
Beverages - 0.6%
The Coca-Cola Company
5.350%, 11/15/2017	100,000	121,215

Biotechnology - 1.4%
Amgen Inc.
1.875%, 11/15/2014	100,000	102,710
Celgene Corporation
2.450%, 10/15/2015	200,000	207,467
		310,177
Capital Markets - 1.0%
The Bank of New York Mellon Corporation
3.100%, 01/15/2015	175,000	185,017
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	35,000	38,001
		223,018
Chemicals - 2.4%
Airgas, Inc.:
2.850%, 10/01/2013	100,000	101,961
3.250%, 10/01/2015	125,000	133,227
E. I. du Pont de Nemours and Company
3.250%, 01/15/2015	75,000	79,706
Eastman Chemical Company
3.000%, 12/15/2015	200,000	212,350
		527,244
Computers & Peripherals - 1.3%
Dell Inc.
1.400%, 09/10/2013	100,000	100,872
Hewlett-Packard Company
3.000%, 09/15/2016	175,000	181,027
		281,899
Consumer Finance - 1.0%
American Express Credit Corporation
2.750%, 09/15/2015	200,000	210,849

Containers & Packaging - 0.4%
Ball Corporation
7.125%, 09/01/2016
Callable 09/01/2013	75,000	81,563

Diversified Financial Services - 0.4%
JPMorgan Chase & Co.
2.050%, 01/24/2014	75,000	76,350

Diversified Telecommunication Services - 1.1%
AT&T Inc.
5.100%, 09/15/2014	125,000	135,977
Verizon Communications Inc.
3.000%, 04/01/2016	100,000	107,793
		243,770
Electric Utilities - 0.9%
Duke Energy Corporation
3.950%, 09/15/2014	185,000	196,197

Food & Drug Retailing - 1.6%
CVS Caremark Corporation:
3.250%, 05/18/2015	50,000	53,198
5.750%, 06/01/2017	100,000	120,731
Walgreen Company
1.000%, 03/13/2015	175,000	175,790
		349,719
Health Care Equipment & Supplies - 1.4%
Covidien International Finance S.A. (b)
2.800%, 06/15/2015	140,000	147,413
Thermo Fisher Scientific, Inc.:
2.050%, 02/21/2014	50,000	50,980
3.200%, 05/01/2015	110,000	116,250
		314,643
Health Care Providers & Services - 0.5%
McKesson Corporation
3.250%, 03/01/2016	100,000	107,688

Insurance - 1.2%
Berkshire Hathaway Inc.
4.850%, 01/15/2015	100,000	109,784
Prudential Financial, Inc.
3.000%, 05/12/2016	150,000	158,051
		267,835
Machinery - 1.0%
Caterpillar Inc.
1.375%, 05/27/2014	100,000	101,511
Danaher Corporation
1.300%, 06/23/2014	125,000	127,005
		228,516
Media - 1.3%
DIRECTTV Holdings LLC
3.550%, 03/15/2015	100,000	105,973
Time Warner Inc.
3.150%, 07/15/2015	175,000	186,882
		292,855
Oil & Gas & Consumable Fuels - 3.3%
Apache Corporation
5.625%, 01/15/2017	75,000	89,448
Enterprise Products Operating LLC
1.250%, 08/13/2015	191,000	193,030
EOG Resources, Inc.
6.125%, 10/01/2013	100,000	105,506
Noble Drilling Corporation (b)
3.050%, 03/01/2016	160,000	167,198
Noble Energy, Inc.
5.250%, 04/15/2014	100,000	105,561
Occidental Petroleum Corporation
1.450%, 12/13/2013	75,000	75,880
		736,623
Pharmaceuticals - 1.1%
Teva Pharmaceutical Industries Ltd. (b)
3.000%, 06/15/2015	125,000	132,942
2.400%, 11/10/2016	100,000	105,169
		238,111
Semiconductor Equipment & Products - 0.5%
National Semiconductor Corporation
3.950%, 04/15/2015	100,000	108,587

Software - 2.6%
Adobe Systems Incorporated
3.250%, 02/01/2015	200,000	211,024
Oracle Corporation
3.750%, 07/08/2014	150,000	158,919
Symantec Corporation
2.750%, 09/15/2015	200,000	206,993
		576,936
TOTAL CORPORATE BONDS
(Cost $5,756,866)		5,962,943

SHORT-TERM INVESTMENT - 1.4%	Shares
Money Market Fund (c)- 1.4%
Federated Government Obligations Fund - Institutional Shares, 0.02%	308,345	308,345

TOTAL SHORT-TERM INVESTMENT
(Cost $308,345)		308,345

Total Investments - 99.9%		$21,987,126
(Cost $16,461,023)
Other Assets in Excess of Liabilities - 0.1%		25,165
TOTAL NET ASSETS - 100.0%		$22,012,291

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$16,461,023
Gross unrealized appreciation	$5,670,196
Gross unrealized depreciation	(144,093)
Net unrealized appreciation	$5,526,103

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Fixed Income Fund
Schedule of Investments
September 30, 2012 (Unaudited)
	Principal
CORPORATE BONDS - 93.0%	Amount	Value
Aerospace & Defense - 2.1%
General Dynamics Corporation:
5.250%, 02/01/2014	$225,000	$239,233
5.375%, 08/15/2015	1,375,000	1,555,723
Lockheed Martin Corporation:
7.650%, 05/01/2016	1,250,000	1,515,966
3.350%, 09/15/2021	525,000	555,739
Rockwell Collins, Inc.
4.750%, 12/01/2013	430,000	449,806
		4,316,467
Air Freight & Logistics - 0.3%
United Parcel Service, Inc.
3.875%, 04/01/2014	625,000	658,629

Banks - 6.2%
Bank of America Corporation:
7.375%, 05/15/2014	1,000,000	1,095,074
5.375%, 06/15/2014	1,025,000	1,089,344
BB&T Corporation
3.200%, 03/15/2016
Callable 02/16/2016	3,080,000	3,310,655
Branch Banking & Trust Company (b):
0.862%, 09/13/2016	1,775,000	1,723,522
0.793%, 05/23/2017	500,000	480,469
Wells Fargo & Company:
4.625%, 04/15/2014	456,000	477,199
1.250%, 02/13/2015	1,500,000	1,518,753
2.625%, 12/15/2016	3,000,000	3,177,474
		12,872,490
Beverages - 1.2%
The Coca-Cola Company:
3.625%, 03/15/2014	400,000	418,542
5.350%, 11/15/2017	1,500,000	1,818,228
PepsiCo, Inc.
7.900%, 11/01/2018	214,000	290,494
		2,527,264
Biotechnology - 5.2%
Amgen Inc.
2.500%, 11/15/2016	1,815,000	1,907,465
Celgene Corporation
2.450%, 10/15/2015	5,279,000	5,476,097
Gilead Sciences, Inc.
2.400%, 12/01/2014	3,300,000	3,413,965
		10,797,527
Building Products - 0.7%
Masco Corporation
7.125%, 03/15/2020	1,350,000	1,538,987

Capital Markets - 2.3%
The Bank of New York Mellon Corporation
3.100%, 01/15/2015	738,000	780,241
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	1,000,000	1,075,824
Morgan Stanley:
4.500%, 08/30/2015	1,000,000	993,248
5.000%, 08/31/2025
Callable 11/30/2012	2,000,000	2,000,300
		4,849,613
Chemicals - 5.7%
Airgas, Inc.:
2.850%, 10/01/2013	1,160,000	1,182,751
3.250%, 10/01/2015	2,794,000	2,977,887
2.950%, 06/15/2016
Callable 05/15/2016	950,000	1,001,600
E. I. du Pont de Nemours and Company
3.250%, 01/15/2015	1,775,000	1,886,387
Eastman Chemical Company
3.000%, 12/15/2015	2,625,000	2,787,091
The Lubrizol Corporation
5.500%, 10/01/2014	1,579,000	1,731,004
Praxair, Inc.
5.250%, 11/15/2014	200,000	219,018
		11,785,738
Commercial Services & Supplies - 0.6%
Republic Services, Inc.
5.500%, 09/15/2019	1,000,000	1,185,943

Communications Equipment - 2.2%
Cisco Systems, Inc.:
2.900%, 11/17/2014	340,000	358,055
5.500%, 02/22/2016	1,000,000	1,162,274
4.950%, 02/15/2019	700,000	838,490
Harris Corporation:
5.000%, 10/01/2015	1,088,000	1,205,412
6.375%, 06/15/2019	900,000	1,085,380
		4,649,611
Computers & Peripherals - 4.1%
Dell Inc.
5.625%, 04/15/2014	750,000	805,456
Hewlett-Packard Company:
1.550%, 05/30/2014	1,000,000	1,006,136
2.200%, 12/01/2015	1,000,000	1,017,390
3.000%, 09/15/2016	3,675,000	3,801,560
International Business Machines Corporation
5.700%, 09/14/2017	1,500,000	1,840,513
		8,471,055
Consumer Finance - 1.3%
American Express Credit Corporation
2.750%, 09/15/2015	2,485,000	2,619,799

Containers & Packaging - 2.0%
Ball Corporation:
7.125%, 09/01/2016
Callable 09/01/2013	1,825,000	1,984,688
5.750%, 05/15/2021
Callable 11/15/2015	2,000,000	2,165,000
		4,149,688
Diversified Financial Services - 3.6%
JPMorgan Chase & Co.:
3.450%, 03/01/2016	3,525,000	3,761,570
4.250%, 10/15/2020	3,325,000	3,639,099
		7,400,669
Diversified Telecommunication Services - 5.3%
AT&T Inc.
5.100%, 09/15/2014	1,750,000	1,903,687
CenturyLink, Inc.:
5.150%, 06/15/2017	2,000,000	2,183,710
6.150%, 09/15/2019	1,402,000	1,573,170
6.450%, 06/15/2021	2,000,000	2,260,822
Verizon Communications Inc.:
5.250%, 04/15/2013	275,000	282,172
5.550%, 02/15/2016	1,000,000	1,157,932
3.000%, 04/01/2016	490,000	528,185
5.500%, 02/15/2018	875,000	1,068,091
		10,957,769
Electric Utilities - 0.5%
Southern Power Co.
4.875%, 07/15/2015	1,050,000	1,156,728

Electrical Equipment & Instruments - 0.2%
Emerson Electric Co.
4.500%, 05/01/2013	425,000	435,008

Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc.
2.500%, 07/15/2013	1,400,000	1,419,081

Energy Equipment & Services - 1.9%
Weatherford International, Inc.
6.350%, 06/15/2017	1,550,000	1,806,491
Weatherford International Ltd. (a):
4.500%, 04/15/2022
Callable 01/15/2022	2,000,000	2,095,618
		3,902,109
Food & Drug Retailing - 3.6%
CVS Caremark Corporation:
4.875%, 09/15/2014	330,000	356,536
3.250%, 05/18/2015	1,000,000	1,063,968
5.750%, 06/01/2017	2,750,000	3,320,091
Walgreen Company:
4.875%, 08/01/2013	1,955,000	2,024,365
1.000%, 03/13/2015	725,000	728,274
		7,493,234
Food Products - 0.7%
McCormick & Company, Incorporated
5.250%, 09/01/2013	1,450,000	1,509,054

Health Care Equipment & Supplies - 1.6%
DENTSPLY International Inc.
2.750%, 08/15/2016	1,446,000	1,492,305
Medtronic, Inc.
4.500%, 03/15/2014	900,000	951,742
Thermo Fisher Scientific, Inc.
3.250%, 11/20/2014	900,000	947,169
		3,391,216
Health Care Providers & Services - 1.8%
Express Scripts Holding Company:
6.250%, 06/15/2014	1,000,000	1,089,772
3.125%, 05/15/2016	225,000	240,142
McKesson Corporation
3.250%, 03/01/2016	2,275,000	2,449,909
		3,779,823
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corporation
5.350%, 03/01/2018	1,000,000	1,218,719

Household Durables - 1.2%
Jarden Corporation:
8.000%, 05/01/2016
Callable 05/01/2013	1,000,000	1,072,500
7.500%, 01/15/2020
Callable 01/15/2015	1,340,000	1,487,400
		2,559,900
Household Products - 0.6%
The Procter & Gamble Company
8.000%, 09/01/2024
Putable 09/01/2014	775,000	1,173,472

Insurance - 1.9%
Berkshire Hathaway Inc.
4.850%, 01/15/2015	1,225,000	1,344,850
Prudential Financial, Inc.
3.000%, 05/12/2016	2,393,000	2,521,447
		3,866,297
IT Consulting & Services - 0.6%
Western Union Company
5.930%, 10/01/2016	1,000,000	1,177,645

Media - 3.1%
DIRECTTV Holdings LLC
3.550%, 03/15/2015	1,265,000	1,340,562
Time Warner Inc.
3.150%, 07/15/2015	3,175,000	3,390,567
The Walt Disney Company
5.625%, 09/15/2016	1,500,000	1,779,114
		6,510,243
Metals & Mining - 0.3%
Alcoa Inc.
5.550%, 02/01/2017	500,000	560,705

Multiline Retail - 2.5%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,864,819
Kohl's Corporation
6.250%, 12/15/2017	282,000	345,008
		5,209,827
Oil & Gas & Consumable Fuels - 17.9%
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,000,000	2,319,470
6.375%, 09/15/2017	2,000,000	2,413,858
Devon Energy Corporation
2.400%, 07/15/2016
Callable 06/15/2016	1,830,000	1,912,149
Enterprise Products Operating LLC:
3.200%, 02/01/2016	2,229,000	2,351,749
4.050%, 02/15/2022	2,000,000	2,190,510
EOG Resources, Inc.:
6.125%, 10/01/2013	1,500,000	1,582,587
2.950%, 06/01/2015	1,200,000	1,268,343
Kinder Morgan Energy Partners, L.P.
4.150%, 03/01/2022	2,000,000	2,164,798
Linn Energy LLC / Linn Energy Finance Corporation (c)
6.250%, 11/01/2019
Callable 11/01/2015	2,000,000	1,992,500
(Acquired 05/11/2012, Cost $1,985,000)
Nabors Industries Inc.
4.625%, 09/15/2021	2,000,000	2,153,726
Noble Energy, Inc.:
5.250%, 04/15/2014	1,500,000	1,583,415
4.150%, 12/15/2021
Callable 09/15/2021	1,000,000	1,082,160
Noble Holding International Ltd. (a)
3.450%, 08/01/2015	4,855,000	5,139,241
Peabody Energy Corporation
6.500%, 09/15/2020	4,000,000	4,110,000
Range Resources Corporation:
8.000%, 05/15/2019
Callable 05/15/2014	500,000	557,500
5.000%, 08/15/2022
Callable 02/15/2017	4,100,000	4,330,625
		37,152,631
Pharmaceuticals - 2.1%
Teva Pharmaceutical Industries Ltd. (a):
3.000%, 06/15/2015	2,030,000	2,158,984
5.550%, 02/01/2016	1,860,000	2,123,730
		4,282,714
Road & Rail - 0.5%
Burlington Northern Santa Fe Corporation
5.650%, 05/01/2017	185,000	221,407
Norfolk Southern Corporation
5.257%, 09/17/2014	750,000	814,193
		1,035,600
Semiconductor Equipment & Products - 2.6%
Analog Devices, Inc.
3.000%, 04/15/2016	1,050,000	1,132,339
Applied Materials, Inc.
2.650%, 06/15/2016	1,717,000	1,817,263
National Semiconductor Corporation
3.950%, 04/15/2015	2,275,000	2,470,347
		5,419,949
Software - 3.8%
Adobe Systems Incorporated
3.250%, 02/01/2015	2,175,000	2,294,890
Microsoft Corporation
2.950%, 06/01/2014	1,910,000	1,992,663
Symantec Corporation:
2.750%, 09/15/2015	2,300,000	2,380,422
2.750%, 06/15/2017
Callable 05/15/2017	1,160,000	1,193,672
		7,861,647
Specialty Retail - 1.5%
Lowe's Companies, Inc.
5.000%, 10/15/2015	525,000	591,910
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	1,000,000	1,114,636
The Sherwin-Williams Company
3.125%, 12/15/2014	1,450,000	1,524,503
		3,231,049
TOTAL CORPORATE BONDS
(Cost $180,906,794)		193,127,900

PREFERRED STOCKS - 2.9%	Shares
Banks - 0.7%
BB&T Corporation
Callable 08/01/2017	40,000	1,022,800
Wells Fargo & Company
Callable 09/15/2017	20,000	504,000
		1,526,800
Capital Markets - 1.3%
The Goldman Sachs Group, Inc.
Callable 12/13/2012	40,000	795,200
Merrill Lynch Preferred Capital Trust III
Callable 12/13/2012	75,000	1,880,250
		2,675,450
Diversified Financial Services - 0.9%
JPMorgan Chase Capital XIV
Callable 12/13/2012	75,000	1,914,000

TOTAL PREFERRED STOCKS
(Cost $6,201,734)		6,116,250

	Principal
U.S. GOVERNMENT & AGENCY ISSUES - 2.5%	Amount
Fannie Mae - 0.6%
5.000%, 03/15/2016	1,000,000	1,154,823

Federal Home Loan Bank - 0.8%
5.500%, 08/13/2014	500,000	549,672
4.875%, 05/17/2017	1,000,000	1,193,766
		1,743,438
Freddie Mac - 0.3%
5.125%, 11/17/2017	500,000	608,122

U.S. Treasury Notes - 0.8%
4.250%, 11/15/2014	500,000	542,188
4.250%, 08/15/2015	500,000	556,211
4.500%, 02/15/2016	500,000	569,297
		1,667,696
TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $4,522,077)		5,174,079

SHORT-TERM INVESTMENT - 0.8%	Shares
Money Market Fund (d) - 0.8%
Federated Government Obligations Fund - Institutional Shares, 0.02%	1,606,204	1,606,204

TOTAL SHORT-TERM INVESTMENT
(Cost $1,606,204)		1,606,204

Total Investments - 99.2%		206,024,433
(Cost $193,236,809)
Other Assets in Excess of Liabilities - 0.8%		1,647,239
TOTAL NET ASSETS - 100.0%	185,143,204	$207,671,672

(a)	U.S. Dollar-denominated foreign security.
(b)	Floating rate.
(c)	Rule 144A security. Resale to the public may require registration or may extend only to qualified institutional buyers. The fair market value of the security was $1,992,500 representing 0.96% of the Fund's total net assets.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$193,236,809
Gross unrealized appreciation	$13,004,826
Gross unrealized depreciation	(217,202)
Net unrealized appreciation	$12,787,624

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Value Fund
Schedule of Investments
September 30, 2012 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value

Aerospace & Defense - 1.9%
Honeywell International Inc.	15,000	$896,250

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	8,500	497,675

Auto Components - 1.8%
The Goodyear Tire & Rubber Company (a)	70,000	853,300

Banks - 6.7%
BOK Financial Corporation	20,000	1,182,000
Cullen/Frost Bankers, Inc.	17,500	1,005,025
Zions Bancorporation	47,500	981,113
		3,168,138
Beverages - 2.7%
The Coca-Cola Company	20,000	758,600
PepsiCo, Inc.	7,500	530,775
		1,289,375
Building Products - 0.9%
Masco Corporation	27,500	413,875

Chemicals - 6.5%
Celanese Corporation - Series A	16,000	606,560
FMC Corporation	24,000	1,329,120
Monsanto Company	12,500	1,137,750
		3,073,430
Commercial Services & Supplies - 1.5%
Waste Management, Inc.	22,500	721,800

Communications Equipment - 1.1%
Brocade Communications Systems, Inc. (a)	85,000	502,775

Computers & Peripherals - 4.1%
EMC Corporation (a)	40,000	1,090,800
International Business Machines Corporation	4,020	833,949
		1,924,749
Construction Materials - 1.8%
Martin Marietta Materials, Inc.	10,000	828,700

Distributors - 2.2%
LKQ Corporation (a)	55,000	1,017,500

Diversified Financial Services - 2.1%
JPMorgan Chase & Co.	25,000	1,012,000

Diversified Telecommunication Services - 3.4%
AT&T Inc.	27,500	1,036,750
Verizon Communications Inc.	12,500	569,625
		1,606,375
Electrical Equipment & Instruments - 2.3%
Roper Industries, Inc.	10,000	1,098,900

Electronic Equipment & Instruments - 1.6%
National Instruments Corporation	30,000	755,100

Energy Equipment & Services - 1.3%
Schlumberger Limited (b)	8,400	607,572

Food & Drug Retailing - 3.3%
CVS Caremark Corporation	20,000	968,400
The Kroger Co.	25,000	588,500
		1,556,900
Health Care Equipment & Supplies - 4.1%
Covidien plc (b)	20,000	1,188,400
DENTSPLY International Inc.	20,000	762,800
		1,951,200
Household Durables - 2.4%
Whirlpool Corporation	13,500	1,119,285

Industrial Power Producers & Energy Traders - 2.1%
Duke Energy Corporation	15,000	972,000

Insurance - 6.4%
HCC Insurance Holdings, Inc.	30,000	1,016,700
MetLife, Inc.	30,000	1,033,800
Prudential Financial, Inc.	17,500	953,925
		3,004,425
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	25,000	956,500

IT Consulting & Services - 1.5%
Western Union Company	40,000	728,800

Machinery - 4.7%
Barnes Group Inc.	30,000	750,300
Danaher Corporation	15,000	827,250
Pall Corporation	10,000	634,900
		2,212,450
Media - 2.4%
Cinemark Holdings, Inc.	20,000	448,600
Time Warner Inc.	15,000	679,950
		1,128,550
Metals & Mining - 1.5%
Commercial Metals Company	55,000	726,000

Multiline Retail - 1.9%
Kohl's Corporation	17,500	896,350

Oil & Gas & Consumable Fuels - 12.4%
Cabot Oil & Gas Corporation	20,000	898,000
ConocoPhillips	11,000	628,980
Denbury Resources Inc. (a)	35,000	565,600
Exxon Mobil Corporation	4,000	365,800
Gulfport Energy Corporation (a)	30,800	962,808
Range Resources Corporation	10,000	698,700
SM Energy Company	12,500	676,375
The Williams Companies, Inc.	30,000	1,049,100
		5,845,363
Software - 4.4%
Adobe Systems Incorporated (a)	32,500	1,054,950
Nuance Communications, Inc. (a)	40,000	995,600
		2,050,550
Specialty Retail - 4.7%
Foot Locker, Inc.	15,000	532,500
The Home Depot, Inc.	10,000	603,700
Tiffany & Co.	17,500	1,082,900
		2,219,100
Thrifts & Mortgage Finance - 1.5%
Capitol Federal Financial Inc.	60,000	717,600

TOTAL COMMON STOCKS
(Cost $34,671,293)		46,352,587

SHORT-TERM INVESTMENT - 2.2%
Money Market Fund (c) - 2.2%
Federated Government Obligations Fund - Institutional Shares, 0.02%	1,048,541	1,048,541

TOTAL SHORT-TERM INVESTMENT
(Cost $1,048,541)		1,048,541

Total Investments - 100.5%		47,401,128
(Cost $35,719,834)
Liabilities in Excess of Other Assets - (0.5)%		(245,911)
TOTAL NET ASSETS - 100.0%		$47,155,217

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$35,719,834
Gross unrealized appreciation	$12,174,451
Gross unrealized depreciation	(493,157)
Net unrealized appreciation	$11,681,294

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Growth Fund
Schedule of Investments
September 30, 2012 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Aerospace & Defense - 1.4%
Rockwell Collins, Inc.	10,000	$536,400

Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	7,000	409,850
FedEx Corp.	5,000	423,100
		832,950
Banks - 5.0%
BOK Financial Corporation	10,000	591,000
Cullen/Frost Bankers, Inc.	10,000	574,300
Texas Capital Bancshares, Inc. (a)	15,000	745,650
		1,910,950
Beverages - 2.0%
The Coca-Cola Company	20,000	758,600

Chemicals - 3.4%
FMC Corporation	10,000	553,800
Monsanto Company	8,000	728,160
		1,281,960
Communications Equipment - 1.6%
F5 Networks, Inc. (a)	6,000	628,200

Computers & Peripherals - 7.9%
Apple Inc.	1,800	1,201,068
EMC Corporation (a)	30,000	818,100
International Business Machines Corporation	3,500	726,075
NetApp, Inc. (a)	8,000	263,040
		3,008,283
Consumer Finance - 1.5%
American Express Company	10,000	568,600

Distributors - 1.5%
LKQ Corporation (a)	30,000	555,000

Electrical Equipment & Instruments - 5.0%
AMETEK, Inc.	15,000	531,750
Emerson Electric Co.	15,000	724,050
Roper Industries, Inc.	6,000	659,340
		1,915,140
Electronic Equipment & Instruments - 2.6%
National Instruments Corporation	18,000	453,060
Trimble Navigation Limited (a)	11,000	524,260
		977,320
Energy Equipment & Services - 2.8%
Dril-Quip, Inc. (a)	6,000	431,280
National Oilwell Varco Inc.	8,000	640,880
		1,072,160
Food & Drug Retailing - 4.1%
Casey's General Stores, Inc.	10,000	571,400
Costco Wholesale Corporation	10,000	1,001,250
		1,572,650
Food Products - 1.6%
Whole Foods Market, Inc.	6,000	584,400

Health Care Equipment & Supplies - 2.9%
Covidien plc (b)	10,000	594,200
DENTSPLY International Inc.	14,000	533,960
		1,128,160
Health Care Providers & Services - 1.3%
Express Scripts Holding Company (a)	8,000	501,360

Hotels, Restaurants & Leisure - 1.7%
Yum! Brands, Inc.	10,000	663,400

Household Products - 3.5%
Colgate-Palmolive Company	6,000	643,320
The Procter & Gamble Company	10,000	693,600
		1,336,920
Internet Catalog & Retail - 2.0%
Amazon.com, Inc. (a)	3,000	762,960

Internet Software & Services - 4.2%
Akamai Technologies, Inc. (a)	22,000	841,720
Google Inc. - Class A (a)	1,000	754,500
		1,596,220
Machinery - 4.1%
Danaher Corporation	16,000	882,400
Valmont Industries, Inc.	5,000	657,500
		1,539,900
Metals & Mining - 3.9%
Carpenter Technology Corporation	10,000	523,200
Commercial Metals Company	35,000	462,000
Reliance Steel & Aluminum Co.	10,000	523,500
		1,508,700
Oil & Gas & Consumable Fuels - 9.1%
Cabot Oil & Gas Corporation	20,000	898,000
Gulfport Energy Corporation (a)	10,000	312,600
Oasis Petroleum Inc. (a)	15,000	442,050
Pioneer Natural Resources Company	5,500	574,200
Range Resources Corporation	10,000	698,700
SM Energy Company	10,000	541,100
		3,466,650
Pharmaceuticals - 3.4%
Abbott Laboratories	8,000	548,480
Allergan, Inc.	8,000	732,640
		1,281,120
Software - 11.4%
ACI Worldwide, Inc. (a)	15,000	633,900
ANSYS, Inc. (a)	10,000	734,000
Aspen Technology, Inc. (a)	30,000	775,500
Citrix Systems, Inc. (a)	7,000	535,990
TIBCO Software Inc. (a)	30,000	906,900
VMware, Inc. - Class A (a)	8,000	773,920
		4,360,210
Specialty Retail - 8.4%
Genesco Inc. (a)	10,000	667,300
O'Reilly Automotive, Inc. (a)	8,000	668,960
Tractor Supply Company	9,000	890,010
Ulta Salon, Cosmetics & Fragrance, Inc.	10,000	963,050
		3,189,320
TOTAL COMMON STOCKS
(Cost $25,214,781)		37,537,533

SHORT-TERM INVESTMENT - 2.1%
Money Market Fund (c) - 2.1%
Federated Government Obligations Fund - Institutional Shares, 0.02%	803,975	803,975

TOTAL SHORT-TERM INVESTMENT
(Cost $803,975)		803,975

Total Investments - 100.6%		38,341,508
(Cost $26,018,756)
Liabilities in Excess of Other Assets - (0.6)%		(240,480)
TOTAL NET ASSETS - 100.0%		$38,101,028

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$26,018,756
Gross unrealized appreciation	$12,406,438
Gross unrealized depreciation	(83,686)
Net unrealized appreciation	$12,322,752

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM Aquinas Small Cap Fund
Schedule of Investments
September 30, 2012 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Aerospace & Defense - 1.4%
Hexcel Corporation (a)	7,175	$172,344

Auto Components - 1.7%
Group 1 Automotive, Inc.	3,425	206,288

Banks - 8.5%
Community Bank System, Inc.	5,250	147,998
First Horizon National Corporation	15,930	153,406
Home Bancshares Inc.	3,600	122,724
Prosperity Bancshares, Inc.	3,125	133,187
Texas Capital Bancshares, Inc. (a)	4,400	218,724
UMB Financial Corporation	2,775	135,087
Umpqua Holdings Corporation	10,775	138,890
		1,050,016
Biotechnology - 0.3%
Exact Sciences Corp. (a)	2,780	30,608

Capital Markets - 1.3%
Greenhill & Co., Inc.	3,075	159,131

Commercial Services & Supplies - 0.8%
Insperity, Inc.	3,725	93,982

Communications Equipment - 5.5%
Brocade Communications Systems, Inc. (a)	16,350	96,710
Ciena Corporation (a)	9,200	125,120
Infinera Corporation (a)	14,100	77,268
Ixia (a)	8,350	134,185
Loral Space & Communications Inc.	1,600	113,760
NICE Systems Limited - ADR (a) (b)	4,125	137,032
		684,075
Consumer Finance - 1.8%
Cash America International, Inc.	2,325	89,675
First Cash Financial Services, Inc. (a)	3,025	139,181
		228,856
Containers & Packaging - 1.0%
Silgan Holdings Inc.	3,000	130,530

Electrical Equipment & Instruments - 4.5%
Belden Inc.	4,000	147,520
Franklin Electric Co., Inc.	2,725	164,835
Thermon Group Holdings Inc. (a)	5,245	131,073
Woodward Inc.	3,450	117,231
		560,659
Electronic Equipment & Instruments - 1.9%
FARO Technologies, Inc. (a)	1,600	66,112
Mercury Computer Systems, Inc. (a)	7,275	77,261
National Instruments Corporation	3,650	91,870
		235,243
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc. (a)	2,125	96,581

Food & Drug Retailing - 1.0%
Casey's General Stores, Inc.	2,125	121,422

Health Care Equipment & Supplies - 7.4%
Cyberonics, Inc. (a)	4,075	213,612
DexCom Inc. (a)	12,050	181,111
Endologix, Inc. (a)	10,825	149,601
Integra LifeSciences Holdings (a)	3,700	152,070
MWI Veterinary Supply, Inc. (a)	1,800	192,024
The Spectranetics Corporation (a)	2,100	30,975
		919,393
Health Care Providers & Services - 4.2%
Computer Programs and Systems, Inc.	2,850	158,317
HMS Holdings Corporation (a)	4,800	160,464
Team Health Holdings, Inc. (a)	7,500	203,475
		522,256
Household Durables - 2.1%
Select Comfort Corporation (a)	5,325	168,004
Tempur-Pedic International Inc. (a)	3,150	94,153
		262,157
Industrial Conglomerates - 1.7%
Raven Industries, Inc.	3,600	105,948
Rexnord Corp. (a)	5,600	102,032
		207,980
Insurance - 1.4%
AmTrust Financial Services, Inc.	6,600	169,092

Internet Software & Services - 2.2%
The Active Network, Inc. (a)	2,510	31,450
LivePerson, Inc. (a)	7,305	132,294
LogMeIn, Inc. (a)	4,800	107,664
		271,408
IT Consulting & Services - 0.8%
Acxiom Corporation (a)	5,315	97,105

Machinery - 6.4%
Actuant Corporation - Class A	5,100	145,962
Barnes Group Inc.	5,050	126,301
Chart Industries, Inc. (a)	1,400	103,390
CLARCOR Inc.	2,800	124,964
EnPro Industries, Inc. (a)	350	12,603
The Middleby Corporation (a)	1,500	173,460
Westport Innovations Inc. (a) (b)	3,950	109,968
		796,648
Marine - 0.9%
Kirby Corporation (a)	2,125	117,470

Media - 1.0%
Cinemark Holdings, Inc.	5,575	125,047

Metals & Mining - 3.3%
Carpenter Technology Corporation	2,675	139,956
Commercial Metals Company	10,075	132,990
Haynes International, Inc.	2,550	132,983
		405,929
Oil & Gas & Consumable Fuels - 5.7%
Approach Resources Inc. (a)	6,050	182,287
Gulfport Energy Corporation (a)	4,825	150,830
Kodiak Oil & Gas Corporation (a) (b)	13,350	124,956
Oasis Petroleum Inc. (a)	4,150	122,300
Rosetta Resources, Inc. (a)	2,650	126,935
		707,308
Pharmaceuticals - 2.4%
Akorn, Inc. (a)	10,116	133,734
Impax Laboratories, Inc. (a)	6,325	164,197
		297,931
Real Estate - 0.5%
FirstService Corporation (a) (b)	2,191	61,238

Semiconductor Equipment & Products - 1.2%
Cirrus Logic, Inc. (a)	3,675	141,083

Software - 6.3%
ACI Worldwide, Inc. (a)	3,725	157,419
Aspen Technology, Inc. (a)	8,425	217,786
Interactive Intelligence Group, Inc. (a)	4,575	137,479
MicroStrategy Incorporated - Class A (a)	1,075	144,125
Pegasystems Inc.	4,400	127,776
		784,585
Specialty Retail - 7.8%
bebe stores, inc.	14,725	70,680
DSW Inc. - Class A	2,404	160,395
Genesco Inc. (a)	2,325	155,147
GNC Holdings, Inc. - Class A	3,125	121,781
Hibbett Sports Inc. (a)	2,775	164,974
Monro Muffler Brake, Inc.	3,225	113,488
Sonic Automotive, Inc. - Class A	9,325	176,988
		963,453
Textiles, Apparel & Luxury Goods - 5.4%
The Children's Place Retail Stores, Inc. (a)	2,265	135,900
Crocs, Inc. (a)	7,075	114,686
Fifth & Pacific Companies, Inc. (a)	13,225	169,015
Oxford Industries, Inc.	1,175	66,329
The Warnaco Group, Inc. (a)	1,200	62,280
Wolverine World Wide, Inc.	2,875	127,564
		675,774
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial Inc.	11,900	142,324

Trading Companies & Distributors - 3.2%
Beacon Roofing Supply, Inc. (a)	4,375	124,687
Kaman Corporation	3,650	130,889
WESCO International, Inc. (a)	2,425	138,710
		394,286
Wireless Telecommunication Services - 0.6%
Leap Wireless International, Inc. (a)	11,125	75,873

TOTAL COMMON STOCKS
(Cost $10,726,341)		11,908,075

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds (c) - 3.5%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	71,641	71,641
Federated Government Obligations Fund - Institutional Shares, 0.02%	360,499	360,499

TOTAL SHORT-TERM INVESTMENTS
(Cost $432,140)		432,140

Total Investments - 99.6%		12,340,215
(Cost $11,158,481)
Other Assets in Excess of Liabilities - 0.4%		48,559
TOTAL NET ASSETS - 100.0%		$12,388,774

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Cost of investments	$11,158,481
Gross unrealized appreciation	$1,609,036
Gross unrealized depreciation	(427,302)
Net unrealized appreciation	$1,181,734

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2012

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price taken from the exchange where the security is primarily traded. Nasdaq National Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued. Debt securities (other than obligations having a maturity of 60 days or less) are normally valued at the mean of the bid and ask price and/or by using a combination of daily quotes or matrix evaluations provided by an independent pricing service. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the
Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to the Adviser. The procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. The Funds may also use independent pricing services to assist in pricing portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2012:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$855,725,854	$-	$-	$855,725,854
Money Market Fund	17,419,073	-	-	17,419,073
Total Investments*	$873,144,927	$-	$-	$873,144,927

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$229,070,954	$-	$-	$229,070,954
Money Market Funds	10,449,378	-	-	10,449,378
Total Investments*	$239,520,332	$-	$-	$239,520,332

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$130,738,693	$-	$-	$130,738,693
Money Market Funds	7,021,071	-	-	7,021,071
Total Investments*	$137,759,764	$-	$-	$137,759,764

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$15,715,838		$-	$15,715,838
Corporate Bonds		5,962,943	-	5,962,943
Money Market Fund	308,345		-	308,345
Total Investments*	$16,024,183	$5,962,943	$-	$21,987,126

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Preferred Stocks	$6,116,250		$-	$6,116,250
Corporate Bonds		193,127,900	-	193,127,900
U.S. Government & Agency Issues		5,174,079	-	5,174,079
Money Market Fund	1,606,204		-	1,606,204
Total Investments*	$7,722,454	$198,301,979	$-	$206,024,433

LKCM Aquinas Value Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$46,352,587	$-	$-	$46,352,587
Money Market Fund	1,048,541	-	-	1,048,541
Total Investments*	$47,401,128	$-	$-	$47,401,128

LKCM Aquinas Growth Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$37,537,533	$-	$-	$37,537,533
Money Market Fund	803,975	-	-	803,975
Total Investments*	$38,341,508	$-	$-	$38,341,508

LKCM Aquinas Small Cap Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,908,075	$-	$-	$11,908,075
Money Market Funds	432,140	-	-	432,140
Total Investments*	$12,340,215	$-	$-	$12,340,215

* Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure
Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic
820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title)     /s/ J. Luther King, Jr.
                                                     J. Luther King, Jr., President

Date         November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ J. Luther King, Jr.
                                                     J. Luther King, Jr., President

Date         November 26, 2012

By (Signature and Title)     /s/ Jacob D. Smith
                                                     Jacob D. Smith, Chief Financial Officer

Date         November 26, 2012